Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

ACAS CLO Ltd., 6.46%, 10/18/28,
(3-mo. SOFR + 1.516%)(a)(b)	USD	1,316	$1,308,467
Ally Auto Receivables Trust, 2.67%, 04/15/25	USD	5,819	5,792,081
American Express Credit Account Master Trust, Series 2018-9, Class A, 5.72%, 04/15/26,
(1-mo. CME Term SOFR + 0.494%)(b)	USD	17,650	17,654,215
AmeriCredit Automobile Receivables Trust, 4.20%, 12/18/25	USD	3,994	3,964,692
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 6.68%, 01/28/31,
(3-mo. SOFR + 1.312%)(a)(b)	USD	3,736	3,706,556
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 6.72%, 01/28/31,
(3-mo. SOFR + 1.352%)(a)(b)	USD	12,912	12,829,712
Apidos CLO XII, 6.65%, 04/15/31,
(3-mo. SOFR + 1.342%)(a)(b)	USD	499	495,420
ASSURANT CLO Ltd., Series 2018-2A, Class A, 6.63%, 04/20/31, (3-mo. SOFR + 1.301%)(a)(b)	USD	245	243,790
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 6.16%, 11/17/27,
(3-mo. LIBOR US + 0.830%)(a)(b)	USD	2,315	2,312,744
Atrium XIII, Series 13A, Class A1, 6.79%, 11/21/30,
(3-mo. SOFR + 1.442%)(a)(b)	USD	2,456	2,446,717
Autoflorence 2 SRL
4.17%, 12/24/44, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	7,719	8,493,779
4.22%, 12/24/44, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	673	727,468
AutoFlorence 3 Srl, 5.73%, 12/25/46	EUR	359	394,963
Autonoria Spain FTA
4.34%, 01/25/40, (1-mo. EURIBOR + 0.840%)(b)(c)	EUR	7,759	8,574,950
5.50%, 01/26/40, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR	456	506,131
Azure Finance No. 3 PLC, 5.73%, 06/20/34	GBP	1,750	2,248,407
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 6.56%, 07/20/30,
(3-mo. SOFR + 1.232%)(a)(b)	USD	2,678	2,659,232
Barings CLO Ltd., 6.66%, 04/20/31,
(3-mo. SOFR + 1.332%)(a)(b)	USD	550	547,250
Bavarian Sky U.K. 5 PLC, 5.55%, 04/20/31,
(1-day SONIA + 0.620%)(b)(c)	GBP	12,066	15,520,943
BDS 2021-FL9 Ltd., 6.41%, 11/16/38,
(1-mo. CME Term SOFR + 1.184%)(a)(b)	USD	3,430	3,357,990
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 6.59%, 07/20/29,
(3-mo. SOFR + 1.262%)(a)(b)	USD	111	110,370
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 6.69%, 01/20/31,
(3-mo. SOFR + 1.362%)(a)(b)	USD	706	703,499
Benefit Street Partners Clo XII Ltd., 6.52%, 10/15/30,
(3-mo. SOFR + 1.212%)(a)(b)	USD	1,504	1,494,564
BHG Securitization Trust, 3.75%, 06/18/35(a)	USD	625	617,368
BMW Vehicle Owner Trust
5.50%, 04/27/26	USD	31,305	31,313,887
5.59%, 12/26/24, (30-day SOFR + 0.520%)(b)	USD	4,328	4,329,065
Bumper De SA, 4.05%, 08/23/32,
(1-mo. EURIBOR + 0.580%)(b)(c)	EUR	6,000	6,601,884
Capital One Prime Auto Receivables Trust, 2.71%, 06/16/25	USD	6,998	6,932,739
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 6.66%, 04/30/31, (3-mo. SOFR + 1.292%)(a)(b)	USD	999	993,546
Security		Par (000)	Value

Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 6.54%, 04/17/31,
(3-mo. SOFR + 1.232%)(a)(b)	USD	5,216	$5,185,909
Carmax Auto Owner Trust
3.81%, 09/15/25	USD	4,719	4,684,814
11.13%, 11/16/26	USD	29,295	29,312,006
Cbam Ltd., Series 2018-7A, Class A, 6.69%, 07/20/31, (3-mo. SOFR + 1.362%)(a)(b)	USD	750	742,185
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 5.83%, 08/15/32,
(30-day SOFR + 0.764%)(a)(b)	USD	2,796	2,796,223
CIFC Funding Ltd.
6.75%, 11/16/30, (3-mo. SOFR + 1.442%)(a)(b)	USD	605	604,094
Series 2014-2RA, Class A1, 6.66%, 04/24/30,
(3-mo. SOFR + 1.312%)(a)(b)	USD	226	224,940
Series 2018-1A, Class A, 6.57%, 04/18/31,
(3-mo. LIBOR US + 1.000%)(a)(b)	USD	9,550	9,487,974
Series 2018-2A, Class A1, 6.63%, 04/20/31,
(3-mo. LIBOR US + 1.040%)(a)(b)	USD	1,250	1,243,725
Citibank Credit Card Issuance Trust 6.09%, 05/14/29,
(1-mo. CME Term SOFR + 0.884%)(b)	USD	7,000	6,992,794
Series 2019-A5, Class A5, 6.03%, 04/22/26,
(1-mo. CME Term SOFR + 0.734%)(b)	USD	40,505	40,595,658
Clover CLO 2018-1 LLC, 6.71%, 04/20/32,
(3-mo. SOFR + 1.382%)(a)(b)	USD	1,000	994,750
College Ave Student Loans LLC, Series 2021-A, Class A1, 6.51%, 07/25/51,
(1-mo. CME Term SOFR + 1.214%)(a)(b)	USD	192	188,455
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30(a)	USD	3,405	3,324,020
Delamare Cards MTN Issuer PLC, 5.73%, 04/19/31	GBP	3,610	4,640,499
Diameter Capital Clo 1 Ltd., 6.81%, 07/15/36,
(3-mo. SOFR + 1502%)(a)(b)	USD	2,170	2,148,471
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	4,593	4,484,356
Dowson PLC
5.85%, 01/20/29, (1-day SONIA + 0.920%)(b)(c)	GBP	1,508	1,938,709
6.68%, 01/20/29, (1-day SONIA + 1.750%)(b)(c)	GBP	646	831,266
7.63%, 08/20/29, (1-day SONIA + 2.700%)(b)(c)	GBP	3,806	4,919,645
Series 2021-2, Class A, 5.61%, 10/20/28,
(1-day SONIA + 0.680%)(b)(c)	GBP	618	793,074
Series 2021-2, Class B, 6.13%, 10/20/28,
(1-day SONIA + 1.200%)(b)(c)	GBP	1,600	2,053,844
Dryden 36 Senior Loan Fund, 6.59%, 04/15/29,
(3-mo. SOFR + 1.282%)(a)(b)	USD	1,372	1,363,703
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 6.52%, 07/18/30,
(3-mo. SOFR + 1.212%)(a)(b)	USD	10,004	9,968,610
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 6.38%, 05/20/34,
(3-mo. LIBOR US + 1.000%)(a)(b)	USD	188	187,262
Dryden XXVIII Senior Loan Fund, 6.52%, 08/15/30,
(3-mo. LIBOR US + 1.200%)(a)(b)	USD	3,146	3,135,708
Dutch Property Finance, Series 2021-2, Class A, 3.94%, 04/28/59, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,741	5,198,755
Dutch Property Finance BV, 3.99%, 10/28/59,
(3-mo. EURIBOR + 0.750%)(b)(c)	EUR	7,584	8,309,819
Elevation CLO Ltd., Series 2014-2A, Class A1R, 6.80%, 10/15/29, (3-mo. SOFR + 1.492%)(a)(b)	USD	226	223,746

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Elvet Mortgages PLC, Series 2021-1, Class A, 5.33%, 10/22/63, (1-day SONIA + 0.370%)(b)(c)	GBP	4,840	$6,194,009
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)	USD	3,525	3,460,859
FCT Autonoria DE 2023
3.97%, 01/26/43, (1-mo. EURIBOR + 0.470%)(b)(c)	EUR	12,000	13,202,620
4.65%, 01/26/43, (1-mo. EURIBOR + 1.150%)(b)(c)	EUR	400	439,185
Ford Credit Auto Owner Trust
3.44%, 02/15/25 (Call 12/15/25)	USD	11,180	11,116,093
5.27%, 05/17/27	USD	1,130	1,125,850
5.56%, 06/15/26	USD	3,500	3,501,383
5.79%, 03/15/26, (30-day SOFR + 0.720%)(b)	USD	20,710	20,747,166
Ford Credit Floorplan Master Owner Trust A, 6.32%, 05/15/28(a)	USD	21,540	21,735,133
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.54%, 10/15/30, (3-mo. SOFR + 1.232%)(a)(b)	USD	633	627,365
Galaxy XXVII CLO Ltd., 6.34%, 05/16/31,
(3-mo. LIBOR US + 1.020%)(a)(b)	USD	2,730	2,705,730
Generate CLO 2 Ltd., 6.76%, 01/22/31,
(3-mo. SOFR + 1.412%)(a)(b)	USD	1,576	1,566,086
Gilbert Park CLO Ltd., 6.76%, 10/15/30,
(3-mo. SOFR + 1.452%)(a)(b)	USD	240	239,524
GM Financial Automobile Leasing Trust, 2.93%, 10/21/24	USD	6,511	6,471,765
GM Financial Consumer Automobile Receivables Trust, 5.85%, 09/16/26	USD	26,572	26,590,627
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 6.74%, 10/29/29,
(3-mo. SOFR + 1.372%)(a)(b)	USD	10,688	8,027,974
Grippen Park CLO Ltd., 6.85%, 01/20/30,
(3-mo. SOFR + 1.522%)(a)(b)	USD	455	454,662
Highbridge Loan Management, Series 3A-2014, Class A1R, 6.75%, 07/18/29,
(3-mo. SOFR + 1.442%)(a)(b)	USD	772	771,742
Honda Auto Receivables Owner Trust, 3.81%, 03/18/25	USD	8,658	8,597,542
Hyundai Auto Lease Securitization Trust, 5.69%, 10/15/24, (30-day SOFR + 0.620%)(a)(b)	USD	9,452	9,451,539
Hyundai Auto Receivables Trust
3.64%, 05/15/25	USD	6,322	6,277,386
5.85%, 11/17/25, (30-day SOFR + 0.780%)(b)	USD	14,218	14,228,171
5.99%, 05/15/26	USD	18,036	18,036,352
John Deere Owner Trust, 3.73%, 06/16/25	USD	5,410	5,370,741
KKR CLO 21 Ltd., 6.57%, 04/15/31,
(3-mo. SOFR + 1.262%)(a)(b)	USD	5,566	5,532,448
Koromo Italy Srl, 4.28%, 02/26/35,
(1-mo. EURIBOR + 0.800%)(b)(c)	EUR	4,210	4,635,690
KREF Ltd., 6.70%, 02/17/39,
(1-mo. CME Term SOFR + 1.450%)(a)(b)	USD	5,360	5,280,500
LCM 29 Ltd., Series 29A, Class AR, 6.64%, 04/15/31,
(3-mo. SOFR + 1.332%)(a)(b)	USD	2,600	2,558,700
Lt Autorahoitus IV DAC, 4.15%, 07/18/33	EUR	2,529	2,781,524
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 6.53%, 04/19/30,
(3-mo. SOFR + 1.212%)(a)(b)	USD	3,174	3,162,724
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 6.60%, 07/21/30,
(3-mo. SOFR + 1.262%)(a)(b)	USD	1,738	1,723,265
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 6.83%, 07/29/30,
(3-mo. LIBOR US + 1.200%)(a)(b)	USD	4,783	4,768,018
Security		Par (000)	Value

Madison Park Funding XXXVII Ltd., 6.64%, 07/15/33,
(3-mo. SOFR + 1.332%)(a)(b)	USD	1,750	$1,732,275
Mariner CLO LLC, Series 2016-3A, Class AR2, 6.60%, 07/23/29, (3-mo. SOFR + 1.252%)(a)(b)	USD	629	625,742
MF1 Multifamily Housing Mortgage Loan Trust, 6.44%, 07/16/36,
(1-mo. CME Term SOFR + 1.214%)(a)(b)	USD	4,520	4,463,500
Multifamily Housing Mortgage Loan Trust, 6.42%, 02/19/37, (30-day SOFR + 1.350%)(a)(b)	USD	1,860	1,826,287
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 6.24%, 12/16/58,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	121	120,528
Series 2020-IA, Class A1B, 6.34%, 04/15/69,
(1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	5,179	5,098,294
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD	5,190	4,484,104
Series 2021-DA, Class A, 6.26%, 04/15/60,
(PRIME - 1.990%)(a)(b)	USD	5,946	5,532,821
Nelnet Student Loan Trust
6.06%, 04/20/62,
(1-mo. CME Term SOFR + 0.804%)(a)(b)	USD	2,471	2,423,284
6.11%, 04/20/62,
(1-mo. CME Term SOFR + 0.854%)(a)(b)	USD	4,610	4,523,954
Series 2021-A, Class A1, 6.17%, 04/20/62,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	5,867	5,813,559
Series 2021-BA, Class AFL, 6.15%, 04/20/62,
(1-mo. CME Term SOFR + 0.894%)(a)(b)	USD	10,296	10,120,303
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 6.66%, 01/28/30,
(3-mo. SOFR + 1.292%)(a)(b)	USD	458	456,225
Niagara Park Clo Ltd., 6.57%, 07/17/32,
(3-mo. SOFR + 1.262%)(a)(b)	USD	2,500	2,480,000
Nissan Auto Lease Trust, 3.45%, 08/15/24	USD	5,255	5,239,267
OCP CLO Ltd., Series 2017-13A, 6.53%, 07/15/30,
(3-mo. SOFR + 1.222%)(a)(b)	USD	3,763	3,726,766
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 6.61%, 01/25/31,
(3-mo. SOFR + 1.262%)(a)(b)	USD	2,900	2,878,684
OneMain Direct Auto Receivables Trust, 6.67%, 03/14/29, (30-day SOFR + 1.600%)(a)(b)	USD	8,825	8,864,015
OneMain Financial Issuance Trust, 3.84%, 05/14/32(a)	USD	632	630,215
Palmer Square CLO Ltd.
6.57%, 10/17/31, (3-mo. SOFR + 1.262%)(a)(b)	USD	1,800	1,792,159
Series 2015-2, 6.69%, 07/20/30,
(3-mo. SOFR + 1.362%)(a)(b)	USD	2,877	2,872,530
Series 2021-3A, Class A1, 6.72%, 01/15/35
(Call 01/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD	500	497,130
Palmer Square Loan Funding Ltd., 6.87%, 01/15/31,
(3-mo. SOFR + 1.560%)(a)(b)	USD	4,552	4,552,381
PCL Funding V PLC, 5.68%, 10/15/25,
(1-day SONIA + 0.750%)(b)(c)	GBP	3,000	3,849,779
PCL Funding VI PLC, 6.33%, 07/15/26,
(1-day SONIA + 1.400%)(b)(c)	GBP	6,611	8,508,149
PCL Funding VIII PLC
6.11%, 05/15/28	GBP	3,193	4,102,181
7.43%, 05/15/28	GBP	592	760,144
PFS Financing Corp., 5.67%, 02/15/26,
(30-day SOFR + 0.600%)(a)(b)	USD	22,642	22,606,973
Pikes Peak CLO 1, Series 2018-1A, Class A, 6.79%, 07/24/31, (3-mo. SOFR + 1.442%)(a)(b)	USD	1,500	1,490,444

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 6.66%, 07/25/51,
(1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	877	$866,044
Red & Black Auto Germany 8 UG, Class B, 4.21%, 09/15/30, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	324	353,753
Red & Black Auto Italy S.r.l., Class A, 4.25%, 12/28/31, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	8,052	8,855,955
Romark WM-R Ltd., Series 2018-1A, Class A1, 6.62%, 04/20/31, (3-mo. SOFR + 1.292%)(a)(b)	USD	3,840	3,805,235
RR 3 Ltd., Series 2018-3A, Class A1R2, 6.66%, 01/15/30, (3-mo. SOFR + 1.362%)(a)(b)	USD	1,800	1,790,261
Santander Drive Auto Receivables Trust, 4.05%, 07/15/25	USD	785	784,800
Satus PLC
5.63%, 08/17/28, (1-day SONIA + 0.700%)(b)(c)	GBP	124	158,865
6.13%, 08/17/28, (1-day SONIA + 1.200%)(b)(c)	GBP	400	513,569
6.53%, 08/17/28, (1-day SONIA + 1.600%)(b)(c)	GBP	300	382,480
SFS Auto Receivables Securitization Trust, 5.89%, 03/22/27(a)	USD	10,033	10,027,520
Shackleton Clo Ltd., Series 2017-11A, 6.41%, 08/15/30, (3-mo. LIBOR US + 1.090%)(a)(b)	USD	2,339	2,311,504
Shackleton CLO Ltd., Series 2015-7R, 6.72%, 07/15/31, (3-mo. SOFR + 1.412%)(a)(b)	USD	2,750	2,730,997
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 6.57%, 04/20/29, (3-mo. SOFR + 1.242%)(a)(b)	USD	1,000	839,501
Silver Creek CLO Ltd., 6.83%, 07/20/30,
(3-mo. SOFR + 1.502%)(a)(b)	USD	3,930	3,910,063
Silverstone Master Issuer PLC, 5.25%, 01/21/70,
(1-day SONIA + 0.290%)(b)(c)	GBP	3,485	4,453,706
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.95%, 06/15/33,
(3-mo. LIBOR US + 0.400%)(b)	USD	2,373	2,333,238
Series 2004-B, Class A3, 5.88%, 03/15/24,
(3-mo. LIBOR US + 0.330%)(b)	USD	86	86,047
Series 2005-A, Class A4, 5.86%, 12/15/38,
(3-mo. LIBOR US + 0.310%)(b)	USD	5,769	5,561,626
Series 2005-B, Class A4, 5.88%, 06/15/39,
(3-mo. LIBOR US + 0.330%)(b)	USD	4,076	3,926,169
Series 2006-A, Class A5, 5.84%, 06/15/39,
(3-mo. LIBOR US + 0.290%)(b)	USD	9,489	9,046,383
Series 2006-B, Class A5, 5.82%, 12/15/39,
(3-mo. LIBOR US + 0.270%)(b)	USD	6,756	6,444,402
SMB Private Education Loan Trust 6.34%, 06/15/37,
(1-mo. CME Term SOFR + 1.114%)(a)(b)	USD	2,004	1,980,498
6.52%, 02/16/55, (30-day SOFR + 1.450%)(a)(b)	USD	14,449	14,336,851
6.87%, 10/16/56(a)	USD	7,439	7,463,792
6.87%, 10/15/58, (30-day SOFR + 1.450%)(a)(b)	USD	18,395	18,444,528
6.92%, 05/16/50, (30-day SOFR + 1.850%)(a)(b)	USD	4,486	4,504,708
Series 2017-A, Class A2B, 6.24%, 09/15/34,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	5,425	5,395,394
SoFi Professional Loan Program LLC
2.65%, 09/25/40(a)	USD	934	889,465
3.34%, 08/25/47(a)	USD	1,060	1,025,094
3.59%, 01/25/48(a)	USD	1,258	1,208,749
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 6.51%, 01/23/29,
(3-mo. SOFR + 1.162%)(a)(b)	USD	852	848,488
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 6.89%, 01/25/32,
(3-mo. SOFR + 1.541%)(a)(b)	USD	1,250	1,239,687
Security		Par (000)	Value

Southwick Park CLO LLC, 6.65%, 07/20/32,
(3-mo. SOFR + 1.322%)(a)(b)	USD	8,760	$8,699,113
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 6.72%, 10/15/31,
(3-mo. SOFR + 1.412%)(a)(b)	USD	500	497,015
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 4.17%, 09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	9,497	10,451,805
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 4.50%, 10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR	1,479	1,602,010
TCI-Symphony CLO Ltd.
6.50%, 07/15/30, (3-mo. SOFR + 1.192%)(a)(b)	USD	7,400	7,355,217
6.58%, 10/13/32, (3-mo. SOFR + 1.282%)(a)(b)	USD	5,235	5,200,945
TICP CLO IX Ltd., Series 2017-9A, Class A, 6.73%, 01/20/31, (3-mo. SOFR + 1.402%)(a)(b)	USD	452	450,553
Together Asset-Backed Securitisation PLC, 5.66%, 07/12/63, (1-day SONIA + 0.700%)(b)(c)	GBP	1,818	2,316,149
Toyota Auto Receivables Owner Trust, 5.91%, 01/15/26, (1-mo. CME Term SOFR + 0.690%)(b)	USD	10,850	10,863,094
Volkswagen Auto Lease Trust, 3.02%, 10/21/24	USD	9,808	9,747,676
Voya CLO, Series 2017-2A, Class A1R, 6.55%, 06/07/30 (Call 10/15/23),
(3-mo. SOFR + 1.242%)(a)(b)	USD	4,092	4,069,446
Voya CLO Ltd., 6.63%, 04/15/31,
(3-mo. SOFR + 1.322%)(a)(b)	USD	1,146	1,139,489
Voya Ltd., Series 2012-4, 6.57%, 10/15/30,
(3-mo. SOFR + 1.262%)(a)(b)	USD	11,475	11,368,644
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 6.50%, 04/20/28, (3-mo. SOFR + 1.716%)(a)(b)	USD	210	209,826
Westlake Automobile Receivables Trust
3.36%, 08/15/25(a)	USD	3,362	3,336,325
5.82%, 07/15/26, (30-day SOFR + 0.750%)(a)(b)	USD	6,000	6,001,815

Total Asset-Backed Securities — 24.2%
(Cost: $859,580,618)			856,740,003

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 5.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.10%, 09/15/34,
(1-mo. CME Term SOFR + 0.930%)(a)(b)	USD	12,100	11,767,250
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 6.12%, 09/15/34,
(1-mo. CME Term SOFR + 0.897%)(a)(b)	USD	14,220	14,151,407
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 6.14%, 03/15/37,
(1-mo. CME Term SOFR + 0.919%)(a)(b)	USD	8,630	7,860,563
Beast Mortgage Trust, 6.09%, 04/15/36,
(1-mo. CME Term SOFR + 0.864%)(a)(b)	USD	4,905	4,754,372
Brass No. 11 PLC, 5.46%, 11/16/70,
(1-day SONIA + 0.750%)(b)(c)	GBP	5,279	6,820,697
BX Trust
6.14%, 02/15/36,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	7,351	7,194,297
Series 2019-CALM, Class A, 6.21%, 11/15/32,
(1-mo. CME Term SOFR + 0.990%)(a)(b)	USD	1,290	1,283,224
Series 2021, Class A, 6.62%, 06/15/36,
(1-mo. CME Term SOFR + 1.394%)(a)(b)	USD	2,070	1,965,115
CEDR Commercial Mortgage Trust, 6.21%, 02/15/39,
(1-mo. CME Term SOFR + 0.988%)(a)(b)	USD	5,410	4,936,019

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.05%, 07/25/49,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	1,062	$1,016,600
COAST Commercial Mortgage Trust, 7.09%, 08/15/36(a)	USD	4,000	3,991,556
Cold Storage Trust, Series 2020-ICE5, Class A, 6.24%, 11/15/37,
(1-mo. CME Term SOFR + 1.014%)(a)(b)	USD	3,692	3,650,438
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 6.25%, 05/15/36,
(1-mo. CME Term SOFR + 1.027%)(a)(b)	USD	6,018	6,000,927
Domi BV, 4.44%, 02/15/55,
(3-mo. EURIBOR + 1.120%)(b)(c)	EUR	2,665	2,945,016
Economic Master Issuer PLC, 5.49%, 06/25/74,
(1-day SONIA + 0.560%)(b)(c)	GBP	2,499	3,214,168
Extended Stay America Trust, Series 2021-ESH, Class A, 6.42%, 07/15/38,
(1-mo. CME Term SOFR + 1.194%)(a)(b)	USD	5,986	5,918,431
FREMF Mortgage Trust, 4.19%, 12/25/46(a)(b)	USD	12,537	12,483,703
Friary No. 7 PLC, 5.63%, 10/21/70,
(1-day SONIA + 0.670%)(b)	GBP	1,312	1,692,839
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.14%, 02/15/38,
(1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	8,600	7,101,871
Great Wolf Trust, 6.37%, 12/15/36,
(1-mo. CME Term SOFR + 1.148%)(a)(b)	USD	5,180	5,140,864
GS Mortgage Securities Corportation Trust, 6.29%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD	4,785	4,522,525
Hops Hill No. 1 PLC, 5.88%, 05/27/54,
(1-day SONIA + 0.950%)(b)(c)	GBP	2,734	3,507,288
JPMorgan Chase Commercial Mortgage Securities Trust
6.47%, 03/15/39, (30-day SOFR + 1.400%)(a)(b)	USD	5,540	5,484,459
Series 2019-BKWD, Class A, 6.59%, 09/15/29,
(1-mo. CME Term SOFR + 1.364%)(a)(b)	USD	1,446	1,340,807
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 6.22%, 05/15/36,
(1-mo. CME Term SOFR + 0.996%)(a)(b)	USD	8,533	8,495,284
Last Mile Securities PE DAC, 4.26%, 08/17/31,
(3-mo. Euribor + 0.900%)(b)(c)	EUR	3,965	4,201,428
LUX, 7.99%, 08/15/28	USD	1,649	1,644,712
MF1 Multifamily Housing Mortgage Loan Trust, 6.29%, 12/15/34,
(1-mo. CME Term SOFR + 1.070%)(a)(b)	USD	1,230	1,201,880
Morgan Stanley Capital I Trust, Series 2018-BOP, Class A, 6.12%, 08/15/33,
(1-mo. CME Term SOFR + 0.897%)(a)(b)	USD	1,426	1,209,882
MTN Commercial Mortgage Trust, 6.62%, 03/15/39,
(1-mo. CME Term SOFR + 1.396%)(a)(b)	USD	3,000	2,950,697
Ready Capital Mortgage Financing LLC, 6.72%, 01/25/37, (30-day SOFR + 1.650%)(a)(b)	USD	4,215	4,171,158
RIAL Issuer Ltd., 7.48%, 01/19/37,
(1-mo. CME Term SOFR + 2.250%)(a)(b)	USD	2,000	1,962,500
SMRT Commercial Mortgage Trust, 6.22%, 01/15/39,
(1-mo. CME Term SOFR + 1.000%)(a)(b)	USD	3,570	3,471,621
Taubman Centers Commercial Mortgage Trust, 7.41%, 05/15/37,
(1-mo. CME Term SOFR + 2.186%)(a)(b)	USD	4,675	4,551,271
Taurus UK DAC
5.67%, 08/17/31, (1-day SONIA + 0.950%)(b)(c)	GBP	6,727	8,313,420
Security		Par (000)	Value

Mortgage-Backed Securities (continued)
6.04%, 11/17/29, (1-day SONIA + 1.319%)(b)(c)	GBP	6,922	$8,724,163
Vita Scientia DAC, 4.76%, 02/27/33,
(3-mo. EURIBOR + 1.300%)(b)(c)	EUR	9,031	9,508,042
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 6.14%, 12/15/34,
(1-mo. CME Term SOFR + 0.922%)(a)(b)	USD	17,280	16,258,980

Total Collaterized Mortgage Obligations — 5.8%
(Cost: $209,647,366)			205,409,474

Commercial Paper

3M Co., 5.32%, 09/07/23(d)		$15,000	14,916,162
AT&T Inc., 5.98%, 02/21/24(d)		18,000	17,407,243
Enel Finance America LLC
5.47%, 08/09/23(d)		10,000	9,986,350
5.53%, 09/06/23(d)		15,000	14,915,578
General Motors Financial Co. Inc., 6.07%, 10/16/23(d)		15,000	14,807,853
HSBC USA Inc., 6.45%, 06/24/24(d)		5,000	4,721,858
Southern California Edison Co., 5.71%, 08/01/23(d)		8,000	7,998,731
Suncor Energy Inc., 5.46%, 08/03/23(d)		8,000	7,996,360

Total Commercial Paper — 2.6%
(Cost: $92,803,300)			92,750,135

Corporate Bonds & Notes

Aerospace & Defense — 1.3%
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/11/23)(e)		10,000	9,770,321
1.95%, 02/01/24(e)		22,000	21,559,128
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)		5,000	4,818,800
RTX Corp., 3.20%, 03/15/24 (Call 01/15/24)		10,000	9,850,256
			45,998,505
Agriculture — 0.3%
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)		11,168	10,869,019

Auto Manufacturers — 9.0%
American Honda Finance Corp.
0.55%, 07/12/24		10,550	10,062,949
3.63%, 10/10/23(e)		12,000	11,950,429
6.21%, 01/12/26, (1-day SOFR + 0.920%)(b)		10,735	10,839,725
BMW U.S. Capital LLC
0.80%, 04/01/24(a)(e)		9,285	8,985,695
5.51%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)		20,795	20,808,453
6.10%, 04/01/25, (1-day SOFR + 0.840%)(a)(b)(e)		10,820	10,848,569
Daimler Finance North America LLC, 0.75%, 03/01/24(a)(e)		21,485	20,816,402
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(a)(e)		15,000	14,755,312
5.20%, 01/17/25(a)		8,695	8,640,107
General Motors Financial Co. Inc.
1.05%, 03/08/24		19,320	18,767,097
4.35%, 04/09/25 (Call 02/09/25)		10,000	9,821,309
5.92%, 10/15/24, (1-day SOFR + 0.620%)(b)		14,480	14,403,040
Hyundai Capital America, 1.00%, 09/17/24(a)		26,110	24,682,601
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(e)		18,560	17,476,855

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)(e)	$12,075	$11,666,116
3.88%, 09/21/23(a)(e)	7,640	7,639,386
6.15%, 03/08/24,
(3-mo. LIBOR US + 0.640%)(a)(b)(e)	4,215	4,193,619
Toyota Motor Credit Corp.
4.40%, 09/20/24(e)	4,067	4,020,938
5.84%, 01/10/25, (1-day SOFR + 0.560%)(b)(e)	19,320	19,322,780
5.91%, 12/29/23, (1-day SOFR + 0.650%)(b)	14,480	14,502,625
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(a)	22,000	21,652,867
4.25%, 11/13/23(a)	13,000	12,939,196
6.15%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	19,465	19,549,769
		318,345,839
Banks — 15.4%
Banco Santander SA, 5.74%, 06/30/24,
(1-year CMT + 0.450%)(b)	21,200	21,136,502
Bank of America Corp.
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	29,320	28,933,397
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	13,150	13,009,103
Bank of Montreal
6.26%, 06/07/25, (1-day SOFR + 1.060%)(b)(e)	18,800	18,865,730
Series H, 4.25%, 09/14/24	4,000	3,941,575
BPCE SA
5.86%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(e)	3,110	3,092,877
6.78%, 09/12/23,
(3-mo. LIBOR US + 1.240%)(a)(b)(e)	15,000	15,010,560
Citigroup Inc.
3.35%, 04/24/25 (Call 04/24/24),
(3-mo. SOFR + 1.158%)(b)	20,000	19,606,272
6.54%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 1.372%)(b)	21,700	21,808,769
Cooperatieve Rabobank UA, 5.50%, 07/18/25	10,000	10,018,259
Credit Suisse AG/New York NY
0.50%, 02/02/24(e)	14,100	13,690,981
0.52%, 08/09/23	10,000	9,986,290
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23),
(1-day SOFR + 2.159%)(b)	17,000	16,882,610
Series E, 5.61%, 11/08/23,
(1-day SOFR + 0.500%)(b)	13,790	13,760,600
DNB Bank ASA, 6.08%, 03/28/25 (Call 03/28/24),
(1-day SOFR + 0.830%)(a)(b)(e)	15,000	15,007,555
Federation des Caisses Desjardins du Quebec, 5.59%, 05/21/24, (1-day SOFR + 0.430%)(a)(b)(e)	20,000	19,957,050
Goldman Sachs Group Inc. (The)
1.22%, 12/06/23 (Call 08/07/23)	27,899	27,436,517
7.06%, 11/29/23, (3-mo. SOFR + 1.862%)(b)	12,060	12,103,301
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23),
(1-day SOFR + 0.534%)(b)	13,500	13,462,752
6.77%, 03/11/25 (Call 03/11/24),
(3-mo. LIBOR US + 1.230%)(b)(e)	13,000	13,044,278
5.73%, 11/22/24 (Call 11/22/23),
(1-day SOFR + 0.580%)(b)	6,570	6,545,276
HSBC USA Inc., 5.63%, 03/17/25(e)	15,000	14,993,700
JPMorgan Chase & Co., 5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	20,000	19,945,369
Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc., 6.96%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(b)	$19,100	$19,252,477
Morgan Stanley
5.59%, 11/10/23 (Call 10/10/23),
(1-day SOFR + 0.466%)(b)	5,300	5,297,512
5.79%, 01/25/24 (Call 12/25/23),
(1-day SOFR + 0.455%)(b)	53,860	53,839,049
Morgan Stanley Bank NA, 5.48%, 07/16/25	9,765	9,782,156
National Bank of Canada, 5.60%, 08/06/24,
(1-day SOFR + 0.490%)(b)(e)	8,695	8,682,414
NatWest Markets PLC, 3.48%, 03/22/25(a)	10,000	9,644,246
Nordea Bank Abp, 6.15%, 06/06/25,
(1-day SOFR + 0.960%)(a)(b)(e)	19,885	19,929,971
Royal Bank of Canada, 5.66%, 10/25/24	9,830	9,830,158
Sumitomo Mitsui Financial Group Inc., 6.37%, 10/16/23, (3-mo. SOFR + 1.062%)(b)(e)	2,800	2,803,132
Toronto-Dominion Bank (The), 4.29%, 09/13/24	19,650	19,351,558
UBS AG/London, 5.57%, 08/09/24,
(1-day SOFR + 0.450%)(a)(b)	15,725	15,690,562
Wells Fargo & Co., 3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	18,690	18,088,794
		544,431,352
Beverages — 0.6%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 08/11/23)	20,760	20,130,348

Biotechnology — 2.4%
Amgen Inc., 5.25%, 03/02/25	26,932	26,857,016
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/11/23)	21,988	21,819,032
2.50%, 09/01/23 (Call 08/31/23)(e)	4,000	3,990,507
3.70%, 04/01/24 (Call 01/01/24)(e)	33,800	33,360,389
		86,026,944
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	35,000	34,569,541
4.88%, 01/16/24 (Call 12/16/23)(e)	10,000	9,940,128
Air Lease Corp., 0.80%, 08/18/24 (Call 07/18/24)	3,205	3,037,956
American Express Co.
3.40%, 02/22/24 (Call 01/22/24)	20,011	19,744,399
5.31%, 11/03/23, (1-day SOFR + 0.230%)(b)	6,765	6,761,614
6.11%, 03/04/25 (Call 02/01/25),
(1-day SOFR + 0.930%)(b)(e)	8,930	8,966,194
Capital One Financial Corp.
4.17%, 05/09/25 (Call 05/09/24),
(1-day SOFR + 1.370%)(b)	13,800	13,500,850
5.89%, 12/06/24 (Call 12/06/23),
(1-day SOFR + 0.690%)(b)	8,680	8,559,558
6.47%, 05/09/25 (Call 05/09/24),
(1-day SOFR + 1.350%)(b)(e)	21,085	20,927,800
Charles Schwab Corp. (The), 5.72%, 03/18/24 (Call 02/18/24), (1-day SOFR + 0.500%)(b)(e)	32,140	32,073,634
Nasdaq Inc., 5.65%, 06/28/25	5,795	5,804,343
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	3,130	3,057,781
4.38%, 03/19/24 (Call 02/19/24)(e)	6,050	5,961,796
		172,905,594

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 2.0%
Dominion Energy Inc., Series D, 6.08%, 09/15/23 (Call 08/21/23), (3-mo. LIBOR US + 0.530%)(b)	$9,785	$9,785,468
NextEra Energy Capital Holdings Inc.
4.20%, 06/20/24(e)	6,105	6,020,361
4.26%, 09/01/24	20,000	19,700,313
5.48%, 11/03/23 (Call 08/31/23),
(1-day SOFR + 0.400%)(b)	23,695	23,690,418
6.05%, 03/01/25	3,635	3,661,362
Southern California Edison Co., Series K, 0.98%, 08/01/24(e)	10,000	9,542,702
		72,400,624
Food — 1.0%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	23,365	23,094,800
6.58%, 10/17/23, (3-mo. SOFR + 1.272%)(b)	2,576	2,577,625
JM Smucker Co. (The), 3.50%, 03/15/25	10,140	9,818,371
		35,490,796
Health Care - Products — 1.4%
Baxter International Inc., 5.61%, 11/29/24, (1-day SOFR + 0.440%)(b)	5,505	5,463,708
GE HealthCare Technologies Inc., 5.55%, 11/15/24(e)	23,705	23,678,379
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 08/11/23)	8,830	8,382,530
5.83%, 10/18/24 (Call 08/11/23),
(1-day SOFR + 0.530%)(b)	11,620	11,620,000
		49,144,617
Health Care - Services — 1.0%
Humana Inc.
0.65%, 08/03/23	29,030	29,025,908
3.85%, 10/01/24 (Call 07/01/24)	5,000	4,892,076
		33,917,984
Home Builders — 0.3%
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)(e)	11,480	11,395,378

Household Products & Wares — 0.3%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/11/23)(e)	10,440	9,897,250

Insurance — 1.5%
Marsh & McLennan Companies Inc., 3.88%, 03/15/24 (Call 02/15/24)(e)	4,281	4,232,921
MassMutual Global Funding II, 6.10%, 03/21/25, (1-day SOFR + 0.270%)(a)(b)	3,996	3,999,788
Metropolitan Life Global Funding I, 6.14%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(e)	8,745	8,796,997
New York Life Global Funding
2.90%, 01/17/24(a)	5,000	4,935,372
3.15%, 06/06/24(a)(e)	12,605	12,327,438
Northwestern Mutual Global Funding, 5.92%, 06/13/25(a)	17,700	17,701,495
		51,994,011
Machinery — 1.4%
Caterpillar Financial Services Corp.
5.58%, 11/13/23, (1-day SOFR + 0.450%)(b)(e)	24,160	24,175,123
5.74%, 06/13/25(e)	10,000	10,027,512
John Deere Capital Corp., 4.95%, 06/06/25(e)	10,955	10,949,862
Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/11/23)	$3,870	$3,862,787
		49,015,284
Manufacturing — 0.8%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 08/16/23)	8,110	8,074,200
Parker-Hannifin Corp., 3.65%, 06/15/24	21,640	21,254,671
		29,328,871
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	9,680	9,600,486
7.28%, 02/01/24 (Call 01/01/24),
(3-mo. SOFR + 1.912%)(b)	17,040	17,127,946
		26,728,432
Oil & Gas — 0.5%
Phillips 66, 0.90%, 02/15/24 (Call 08/16/23)	17,890	17,423,229

Pharmaceuticals — 5.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	49,975	48,110,042
3.60%, 05/14/25 (Call 02/14/25)	4,000	3,875,251
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (Call 11/15/23)(a)	29,682	29,483,127
6.56%, 12/15/23 (Call 11/15/23),
(3-mo. LIBOR US + 1.010%)(a)(b)(e)	32,500	32,498,160
Cigna Group (The), 0.61%, 03/15/24 (Call 08/11/23)	8,210	7,943,526
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	30,000	29,743,213
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 08/31/23)	31,893	31,744,779
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	6,662	6,631,209
		190,029,307
Pipelines — 2.7%
Enbridge Inc.
0.55%, 10/04/23	2,685	2,660,203
2.15%, 02/16/24(e)	6,620	6,479,463
4.00%, 10/01/23 (Call 08/31/23)	5,800	5,780,189
Energy Transfer LP, 5.88%, 01/15/24 (Call 10/15/23)	9,680	9,668,614
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/31/23)(e)	18,660	18,582,013
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 08/31/23)	19,411	19,373,411
4.30%, 05/01/24 (Call 02/01/24)(e)	14,660	14,483,151
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)(e)	8,800	8,775,795
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	9,000	8,934,478
		94,737,317
Real Estate Investment Trusts — 1.7%
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	5,000	4,739,100
3.38%, 05/15/24 (Call 04/15/24)(e)	29,463	28,899,024
5.00%, 02/15/24(e)	4,840	4,814,101
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	3,000	2,913,845
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	21,100	20,273,580
		61,639,650

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.9%
7-Eleven Inc., 0.80%, 02/10/24 (Call 08/31/23)(a)	$28,600	$27,827,968
Starbucks Corp., 5.55%, 02/14/24 (Call 08/11/23), (1-day SOFR + 0.420%)(b)(e)	4,130	4,130,193
		31,958,161
Semiconductors — 1.3%
Analog Devices Inc., 5.51%, 10/01/24, (1-day SOFR + 0.250%)(b)(e)	5,025	5,020,568
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	16,400	16,220,832
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	4,840	4,715,226
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(e)	22,000	21,718,620
		47,675,246
Software — 4.9%
Fidelity National Information Services Inc., 0.60%, 03/01/24	20,000	19,381,608
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	30,200	29,350,596
3.80%, 10/01/23 (Call 09/01/23)(e)	15,019	14,963,278
Oracle Corp.
2.40%, 09/15/23 (Call 08/31/23)	22,200	22,113,453
2.95%, 11/15/24 (Call 09/15/24)(e)	15,000	14,535,879
2.95%, 05/15/25 (Call 02/15/25)	8,000	7,663,193
3.40%, 07/08/24 (Call 04/08/24)(e)	9,675	9,471,719
VMware Inc.
0.60%, 08/15/23	36,059	35,988,227
1.00%, 08/15/24 (Call 08/11/23)	20,000	19,025,553
		172,493,506
Telecommunications — 1.8%
AT&T Inc., 6.72%, 06/12/24,
(3-mo. LIBOR US + 1.180%)(b)	13,870	13,961,852
Rogers Communications Inc., 2.95%, 03/15/25(e)	23,330	22,230,278
Verizon Communications Inc.
3.38%, 02/15/25(e)	5,000	4,840,548
5.74%, 03/22/24, (1-day SOFR + 0.500%)(b)	11,355	11,360,809
6.42%, 05/15/25 (Call 03/15/25),
(3-mo. LIBOR US + 1.100%)(b)	9,680	9,755,991
		62,149,478
Transportation — 1.4%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 08/31/23)	20,220	19,102,544
Ryder System Inc.
3.65%, 03/18/24 (Call 02/18/24)(e)	24,950	24,606,791
3.88%, 12/01/23 (Call 11/01/23)(e)	4,840	4,806,904
		48,516,239
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 02/01/24 (Call 01/01/24)(a)	5,800	5,736,492
4.13%, 08/01/23(a)	14,480	14,480,000
		20,216,492
Total Corporate Bonds & Notes — 65.5%
(Cost: $2,330,131,079)		2,314,859,473
Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 1.3%
Federal Home Loan Banks
5.51%, 04/01/24 (Call 09/08/23)	$15,000	$14,953,976
5.55%, 04/05/24 (Call 09/13/23)	15,000	14,955,577
5.74%, 04/08/24 (Call 09/15/23)	670	668,206
U.S. Treasury Note/Bond, 2.25%, 04/30/24	14,000	13,677,891

Total U.S. Government Obligations — 1.3%
(Cost: $44,401,868)		44,255,650

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	58,206	58,223,736
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	27,860	27,860,000

Total Money Market Funds — 2.4%
(Cost: $86,058,776)		86,083,736

Total Investments — 101.8%
(Cost: $3,622,623,007)		3,600,098,471

Liabilities in Excess of Other Assets — (1.8)%		(65,175,238)

Net Assets — 100.0%		$3,534,923,233

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,892,775	$—	$(19,718,127	)(a)	$20,412	$28,676	$58,223,736	58,206	$256,099	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,200,000	—	(162,340,000	)(a)	—	—	27,860,000	27,860	3,358,324		187
					$20,412	$28,676	$86,083,736		$3,614,423		$187

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,035,000	USD	1,135,686	State Street Bank & Trust Company	09/20/23	$5,007
EUR	756,000	USD	837,863	Barclays Bank PLC	09/20/23	(4,661)
EUR	499,000	USD	551,146	Citibank N.A.	09/20/23	(1,188)
EUR	269,995	USD	299,513	State Street Bank & Trust Company	09/20/23	(1,946)
GBP	3,785,718	USD	4,890,423	HSBC Bank PLC	09/20/23	(31,012)
USD	465,980	EUR	426,000	Deutsche Bank Securities Inc.	09/20/23	(3,523)
USD	99,988,601	EUR	91,135,000	State Street Bank & Trust Company	09/20/23	(453,044)
USD	349,061	GBP	274,000	Citibank N.A.	09/20/23	(2,650)
USD	100,622,880	GBP	78,477,000	State Street Bank & Trust Company	09/20/23	(111,514)
						(609,538)
						$(604,531)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$856,740,003	$—	$856,740,003
Collaterized Mortgage Obligations	—	205,409,474	—	205,409,474
Commercial Paper	—	92,750,135	—	92,750,135
Corporate Bonds & Notes	—	2,314,859,473	—	2,314,859,473
U.S. Government & Agency Obligations	—	44,255,650	—	44,255,650
Short-Term Securities
Money Market Funds	86,083,736	—	—	86,083,736
	$86,083,736	$3,514,014,735	$—	$3,600,098,471
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,007	$—	$5,007
Liabilities
Foreign Currency Exchange Contracts	—	(609,538)	—	(609,538)
	$—	$(604,531)	$—	(604,531)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar